UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-3726

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	05/31/07

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses
With Those of Other Funds
8	Statement of Investments
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered
Public Accounting Firm
34	Important Tax Information
35	Information About the Review and Approval
of the Fund’s Management Agreement
40	Board Members Information
43	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus New York
Tax Exempt Bond Fund, Inc.

The Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus New York Tax Exempt Bond Fund, Inc., covering the 12-month period from June 1, 2006, through May 31, 2007.

The U.S. economy continued to moderate during the reporting period as cooling housing markets took their toll on consumer and business spending. Labor markets, however, remained quite strong, and key measures of inflation have stayed stubbornly above the Federal Reserve’s stated “comfort zone.” Our economists believe that the anemic rate of U.S. economic growth recorded in the first quarter of 2007 should be the weakest reading of the current midcycle slowdown, and economic growth is likely to recover eventually to a near-trend pace.

The likely implications of our economic outlook include a long pause in Fed policy, a modest drop in 10-year Treasury bond yields (and consequent rise in price) and, in the absence of an as-yet unforeseen event, persistently tight yield spreads throughout the municipal bond market sectors.We expect these developments to produce both challenges and opportunities for fixed-income investors. As always, your financial advisor can help you position your investments for these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s Portfolio Manager.

Thank you for your continued confidence and support.

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2006, through May 31, 2007, as provided by Joseph Darcy, Portfolio Manager

Market and Fund Performance Overview

Despite heightened market volatility, municipal bond prices generally ended the reporting period close to where they began.The fund produced slightly higher returns than its Lipper category average, primarily due to its emphasis on income-oriented securities. However, the fund’s return lagged its benchmark, which contains bonds from many states, not just New York, which we attribute to fund fees and expenses that are not reflected in the benchmark’s results.

For the 12-month period ended May 31, 2007, the fund achieved a total return of 4.47% .1 In comparison, the Lehman Brothers Municipal Bond Index, the fund’s benchmark index, achieved a total return of 4.84% for the same period.2 The average total return for all funds reported in the Lipper New York Municipal Debt Funds category was 4.40% .3

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal, New York state and New York city income taxes as is consistent with the preservation of capital. To pursue this goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal, New York state and New York city personal income taxes.The dollar-weighted average maturity of the fund’s portfolio normally exceeds 10 years, but the fund may invest without regard to maturity. The fund will invest at least 80% of its assets in investment-grade municipal bonds or the unrated equivalent as determined by Dreyfus. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade ( “junk” bonds) or the unrated equivalent as determined by Dreyfus.

We may buy and sell bonds based on credit quality, market outlook and yield potential. In selecting municipal bonds for investment, we may

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

assess the current interest-rate environment and the municipal bond’s potential volatility in different rate environments. We focus on bonds with the potential to offer attractive current income, typically looking for bonds that can provide consistently attractive current yields or that are trading at competitive market prices. A portion of the fund’s assets may be allocated to “discount” bonds, which are bonds that sell at a price below their face value, or to “premium” bonds, which are bonds that sell at a price above their face value.The fund’s allocation either to discount bonds or to premium bonds will change along with our changing views of the current interest-rate and market environment.We also may look to select bonds that are most likely to obtain attractive prices when sold.

Income Drove Returns in the Municipal Bond Market

Market volatility early and late during the reporting period mostly offset a generally rallying market over the remainder of the reporting period. Although robust economic growth sparked inflation fears in the spring of 2006, those concerns subsequently waned amid reports of softening housing markets and falling energy prices. The Federal Reserve Board (the “Fed”) apparently agreed with a more benign inflation outlook, as it held short-term interest rates steady between July 2006 and the reporting period’s end.

Near the end of February 2007, turmoil in overseas equity markets and rising delinquencies among U.S. sub-prime mortgage holders sparked fears that the economic slowdown might be more severe than expected. In fact, the U.S. economy posted a relatively anemic 0.6% annualized growth rate over the first quarter of the year.Yet, by the end of the reporting period, investor sentiment had shifted dramatically due to robust labor markets, rising energy prices and comments from the Fed that inflation represented a greater concern than recession. With municipal bonds ending the reporting period with only slightly higher prices than where they began, the market’s total return performance was driven, primarily by income.

Despite the national economic slowdown, both the state and city of New York continued to benefit from an expanding local economy.

Rising tax revenues helped fill state and city coffers, reducing their need to borrow.The supply of newly issued securities from New York issuers declined while investor demand remained robust, lending additional support to bond prices.

Core Holdings Supported the Fund’s Results

The fund continued to benefit from its core holdings of seasoned bonds, which carry higher coupons than currently are available from newly issued securities. In addition, our focus on bonds with maturities in the 15- to 20-year range captured yields that were virtually the same as longer-term bonds, but with less risk. With yield differences along the market’s credit rating spectrum near historically narrow levels, we sacrificed little by emphasizing higher-quality securities.

Fund Remains Positioned for Stable Interest Rates

At its meeting in May, the Fed again left short-term interest rates unchanged, commenting that its “predominant policy concern remains the risk that inflation will fail to moderate as expected.”These remarks, when combined with mixed economic data, suggest to us that the Fed is unlikely either to raise or lower short-term interest rates over the foreseeable future.Therefore, we currently intend to maintain the fund’s emphasis on high-quality, income-oriented bonds.

June 15, 2007
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New York residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers Municipal Bond Index is a widely accepted, unmanaged and geographically unrestricted total return performance benchmark for the long-term, investment-
grade, tax-exempt bond market. Index returns do not reflect the fees and expenses associated with operating a mutual fund.
[3]	Source: Lipper Inc.

The Fund 5

FUND PERFORMANCE

Average Annual Total Returns	as of 5/31/07
		1 Year	5 Years	10 Years

Fund		4.47%	4.10%	4.89%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus New York Tax Exempt Bond Fund, Inc. on 5/31/97 to a $10,000 investment made in the Lehman Brothers Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in New York municipal securities and its performance shown in the line graph above takes into account fees and expenses.The Index is not limited to investments principally in New York municipal obligations and does not take into account charges, fees and other expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the long-term, investment-grade, geographically unrestricted tax-exempt bond market, calculated by using municipal bonds selected to be representative of the municipal market overall.These factors can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus New York Tax Exempt Bond Fund, Inc. from December 1, 2006 to May 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 3.93
Ending value (after expenses)	$997.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2007

Expenses paid per $1,000 †	$ 3.98
Ending value (after expenses)	$1,020.99

† Expenses are equal to the fund’s annualized expense ratio of .79%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

May 31, 2007

Long-Term Municipal	Coupon	Maturity	Principal
Investments—100.8%	Rate (%)	Date	Amount ($)	Value ($)

New York—95.4%
Albany Industrial Development
Agency, LR (New York Assembly
Building Project)	7.75	1/1/10	490,000	516,543
Battery Park City Authority,
Revenue	5.25	11/1/18	10,000,000	10,698,000
Erie County Industrial Development
Agency, Life Care Community
Revenue (Episcopal Church Home
and Affiliates Life Care
Community, Inc. Project)	6.00	2/1/28	1,500,000	1,540,620
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/39	5,750,000	5,907,320
Long Island Power Authority,
Electric System General Revenue	5.00	5/1/18	25,105,000	26,899,003
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.00	12/1/25	10,000,000	10,529,300
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.25	12/1/14	16,000,000	17,398,400
Long Island Power Authority,
Electric System General
Revenue (Insured; MBIA)	5.00	9/1/25	28,765,000	30,320,324
Metropolitan Transportation
Authority, Commuter Facilities
Revenue (Insured; FGIC)	6.00	7/1/08	9,000,000 [a]	9,224,730
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.00	10/1/14	5,000,000 [a]	5,349,250
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA)	5.25	11/15/25	8,750,000	9,224,162
Metropolitan Transportation
Authority, Service Contract
Revenue (Insured; MBIA)	5.50	7/1/24	10,000,000	10,716,700
Monroe Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.63	6/1/10	500,000 [a]	543,790

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Municipal Assistance Corporation
for the City of New York,
Revenue	6.25	7/1/07	14,455,000	14,771,275
Nassau County Industrial
Development Agency, IDR
(Keyspan-Glenwood Energy
Center, LLC Project)	5.25	6/1/27	12,750,000	13,173,555
New York City	7.25	8/15/07	210,000	211,470
New York City	7.25	8/15/07	1,290,000	1,298,720
New York City	5.80	8/1/11	190,000	190,285
New York City	5.50	6/1/13	875,000 [a]	950,959
New York City	5.25	8/1/15	10,170,000	10,838,881
New York City	5.00	11/1/18	14,555,000	15,304,146
New York City	5.00	11/1/19	10,000,000	10,495,200
New York City	5.00	8/1/22	10,000,000	10,513,500
New York City	5.50	6/1/23	125,000	133,916
New York City	5.25	8/15/25	7,475,000	7,941,440
New York City	5.25	8/15/26	8,750,000	9,296,000
New York City
(Insured; AMBAC)	5.75	8/1/12	1,570,000 [a]	1,710,389
New York City
(Insured; AMBAC)	5.75	8/1/16	3,430,000	3,729,816
New York City
(Insured; MBIA)	5.25	5/15/18	11,000,000	11,799,920
New York City Industrial
Development Agency, Civic
Facility Revenue
(United Jewish Appeals
Federation Project)	5.00	7/1/27	1,000,000	1,043,250
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.00	12/1/28	5,075,000	5,045,260
New York City Industrial
Development Agency, PILOT
Revenue (Queens Baseball
Stadium Project)
(Insured; AMBAC)	5.00	1/1/26	5,000,000	5,298,550

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; FGIC)	5.00	3/1/31	31,715,000	33,429,830
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	12,500,000	15,296,375
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.50	6/15/10	13,490,000 [a]	14,272,420
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Insured; MBIA)	5.75	6/15/07	13,000,000 [a]	13,139,360
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; FGIC)	5.00	7/15/27	10,000,000	10,590,900
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.75	8/15/09	5,000,000 [a]	5,260,450
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	6.00	8/15/09	1,000,000 [a]	1,057,330
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.25	2/1/16	8,040,000	8,641,553
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	5.00	11/1/23	10,000,000	10,551,000
New York City Transitional Finance
Authority, Future Tax
Secured Revenue	0/14.00	11/1/29	9,000,000 [b]	7,548,840
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Insured; FGIC)	6.00	8/15/09	5,000,000 [a]	5,286,650
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/10	675,000 [a]	732,746

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.50	6/1/35	325,000	346,651
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	10,000,000	11,133,500
New York State Dormitory Authority,
Consolidated Revenue (City
University System) (Insured; FGIC)	5.63	7/1/16	9,120,000	10,051,426
New York State Dormitory
Authority, Consolidated Third
General Resolution Revenue
(City University System)
(Insured; FSA)	5.50	7/1/09	10,000,000 [a]	10,449,000
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; MBIA)	5.75	7/1/27	33,625,000	40,011,060
New York State Dormitory
Authority, LR (State
University Educational
Facilities) (Insured; FGIC)	5.50	7/1/11	10,000,000 [a]	10,639,000
New York State Dormitory
Authority, Mortgage Nursing
Home Revenue (Menorah
Campus, Inc.) (Insured; FHA)	6.10	2/1/37	8,300,000	8,478,616
New York State Dormitory
Authority, Revenue	5.88	5/15/11	19,900,000 [c,d]	21,308,522
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/19	16,530,000	17,752,063
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/20	7,920,000	8,477,489
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/21	10,000,000	10,680,400
New York State Dormitory Authority,
Revenue (Columbia University)	5.00	7/1/23	10,255,000	10,920,652

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (Columbia
University)	5.00	7/1/31	10,000,000	10,587,000
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	5.75	7/1/20	3,000,000	3,465,930
New York State Dormitory
Authority, Revenue (Memorial
Sloan-Kettering Cancer Center)
(Insured; MBIA)	0.00	7/1/28	18,335,000	7,174,852
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement) (Insured; FGIC)	5.00	2/15/21	10,150,000	10,675,770
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/25	6,105,000	6,703,168
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated Group)	5.50	7/1/26	4,000,000	4,050,760
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated Group)	5.50	7/1/26	3,200,000	3,249,440
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/22	10,000,000	10,210,100
New York State Dormitory
Authority, Revenue (North
Shore University Hospital at
Forest Hills) (Insured; MBIA)	5.50	11/1/13	2,625,000	2,856,341
New York State Dormitory
Authority, Revenue
(Rockefeller University)	5.00	7/1/32	18,505,000	19,218,553
New York State Dormitory
Authority, Revenue (School
District Financing Program)
(Insured; MBIA)	5.38	10/1/22	31,000,000	33,180,850
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	5.88	5/15/11	100,000	107,078

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/11	1,180,000	1,280,206
New York State Dormitory
Authority, Revenue (State
University Educational Facilities)	7.50	5/15/11	1,480,000	1,621,532
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FGIC)	5.50	5/15/13	11,010,000	11,818,134
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/10	2,000,000 [a]	2,127,360
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; FSA)	5.75	5/15/16	4,000,000	4,542,440
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	100,000	107,543
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.50	5/15/13	12,900,000 [c,d]	13,873,176
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities) (Insured; MBIA)	5.25	5/15/15	6,825,000	7,364,175
New York State Dormitory
Authority, Revenue
(Vassar College)	5.00	7/1/46	10,000,000	10,421,100
New York State Dormitory
Authority, Revenue (Winthrop
University Hospital Association)	5.50	7/1/32	1,000,000	1,047,240
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.00	3/15/13	8,150,000 [a]	8,625,227
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.05	3/15/13	500,000 [a]	530,440

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Dormitory
Authority, State Personal
Income Tax Revenue (Education)	5.38	3/15/13	7,370,000 [a]	7,941,838
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured; MBIA)	5.25	11/15/12	10,000,000	10,686,900
New York State Energy Research and
Development Authority, PCR
(Central Hudson Gas and
Electric Corporation Project)
(Insured; AMBAC)	5.45	8/1/27	9,000,000	9,370,530
New York State Environmental
Facilities Corporation,
State Clean Water and
Drinking Water Revolving
Funds Revenue (New York
City Municipal Water
Finance Authority Projects)	5.25	6/15/20	13,745,000	14,589,493
New York State Housing Finance
Agency, Health Facilities
Revenue	6.00	5/1/08	10,000,000	10,091,300
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	160,000	163,330
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	10/1/10	2,760,000 [c,d]	2,817,436
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	190,000	193,948
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.55	10/1/12	4,810,000 [c,d]	4,909,952
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.80	10/1/28	7,745,000	7,805,179
New York State Mortgage Agency,
Homeowner Mortgage Revenue	5.40	4/1/29	9,120,000	9,318,725
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/19	17,210,000	18,075,835
New York State Power Authority,
Revenue and General Purpose	5.00	11/15/21	10,500,000	10,978,485

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
New York State Thruway Authority,
State Personal Income Tax Revenue
(Transportation) (Insured; FSA)	5.00	3/15/20	27,965,000	29,569,632
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/08	960,000 [a]	978,614
New York State Urban Development
Corporation, Corporate Purpose
Senior Lien Revenue	5.50	7/1/16	9,040,000	9,211,850
New York State Urban Development
Corporation, State Facilities
Revenue (Insured; MBIA)	5.70	4/1/20	20,000,000	22,662,200
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/22	7,520,000	7,953,378
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	8,175,000	8,637,051
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP Facility)	5.55	11/15/15	2,500,000	2,598,725
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/21	3,595,000	3,773,168
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/22	3,770,000	3,951,601
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/25	3,365,000	3,515,449
Niagara Falls City School
District, COP (High School
Facility) (Insured; FSA)	5.00	6/15/28	4,155,000	4,335,036

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Onondaga County Industrial
Development Agency, IDR
(Weyerhaeuser Project)	9.00	10/1/07	1,200,000	1,221,972
Orange County Industrial
Development Agency, Life Care
Community Revenue
(Glen Arden Inc. Project)	5.70	1/1/28	4,600,000	4,683,766
Port Authority of New York and New
Jersey (Consolidated Bonds,
93rd Series)	6.13	6/1/94	15,000,000	17,765,850
Port Authority of New York and New
Jersey (Consolidated Bonds,
121st Series) (Insured; MBIA)	5.38	10/15/35	14,950,000	15,179,632
Port Authority of New York and New
Jersey (Consolidated Bonds,
132nd Series)	5.00	9/1/33	10,000,000	10,442,100
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air Terminal
LLC Project) (Insured; MBIA)	6.25	12/1/13	6,000,000	6,718,680
Port Authority of New York and New
Jersey, Special Project Bonds
(JFK International Air
Terminal LLC Project)
(Insured; MBIA)	6.25	12/1/14	10,000,000	11,356,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; AMBAC)	5.00	10/15/29	23,495,000	24,682,672
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.25	10/15/18	30,000,000	32,491,800
Sales Tax Asset Receivable
Corporation, Sales Tax Asset
Revenue (Insured; MBIA)	5.25	10/15/19	5,000,000	5,412,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency
Contract Secured)	5.50	6/1/20	10,000,000	10,779,300

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

New York (continued)
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Ithacare
Center Project) (Insured; FHA)	6.20	2/1/37	6,000,000	6,129,540
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/12	18,635,000 [a]	19,935,164
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.38	1/1/16	7,500,000 [a]	8,274,225
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.25	11/15/19	11,065,000	11,761,763
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.50	1/1/22	10,540,000 [a]	12,087,167
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	5.13	11/15/29	10,000,000	10,466,500
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.75	7/15/12	19,910,000 [a]	21,589,807
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/42	16,230,000	16,558,333
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center Project)	6.00	6/1/08	1,800,000 [a]	1,874,538
Watervliet Housing Authority,
Residential Housing Revenue
(Beltrone Living Center Project)	6.13	6/1/08	1,000,000 [a]	1,042,620
Yonkers,
GO (Insured; FSA)	5.00	5/1/20	3,225,000	3,431,045
Yonkers,
GO (Insured; FSA)	5.00	5/1/21	2,000,000	2,122,780
U.S. Related—5.4%
Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/07	5,000,000 [a]	5,083,950

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)

U.S. Related (continued)
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.50	7/1/10	500,000	525,015
Puerto Rico Commonwealth,
Public Improvement (Insured; FSA)	5.50	7/1/10	9,600,000 [c,d]	10,080,240
Puerto Rico Commonwealth,
Public Improvement
(Insured; MBIA)	6.00	7/1/15	3,000,000	3,423,030
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/27	12,325,000	12,855,222
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/22	4,750,000	5,031,390
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	0.00	7/1/27	22,625,000	8,840,945
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	5,500,000	6,119,135
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.00	7/1/38	2,000,000 [c,d]	2,047,370
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	5,000,000	5,318,100
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/28	6,225,000	7,210,916
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Gross Receipts
Taxes Loan Note	6.38	10/1/19	1,000,000	1,079,360
Total Long-Term Municipal Investments
(cost $1,210,668,828)				1,251,261,304

18

Short-Term Municipal	Coupon	Maturity	Principal
Investments—1.0%	Rate (%)	Date	Amount ($)	Value ($)

New York;
New York City
(LOC; Bank of America)	3.81	6/1/07	4,000,000 [e]	4,000,000
New York City
(LOC; State Street Bank
and Trust Co.)	3.79	6/1/07	1,585,000 [e]	1,585,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bayerische Landesbank)	3.79	6/1/07	3,800,000 [e]	3,800,000
New York State Dormitory
Authority, Revenue (Oxford
University Press Inc.) (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	3.84	6/1/07	2,900,000 [e]	2,900,000
Total Short-Term Municipal Investments
(cost $12,285,000)				12,285,000

Total Investments (cost $1,222,953,828)			101.8%	1,263,546,304
Liabilities, Less Cash and Receivables			(1.8%)	(21,829,286)
Net Assets			100.0%	1,241,717,018

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date. b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity. c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, these securities amounted to $55,036,696 or 4.4% of net assets. d Collateral for floating rate borrowings. e Securities payable on demand.Variable interest rate—subject to periodic change.

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance	AMBAC	American Municipal Bond
	Company		Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance	CIC	Continental Insurance
	Company		Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance
Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement
Revenue
FGIC	Financial Guaranty Insurance
	Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage
Corporation
FNMA	Federal National
	Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National
	Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance
Insurance Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or Moody’s	or	Standard & Poor’s	Value (%) †

AAA	Aaa		AAA	69.7
AA	Aa		AA	17.8
A	A		A	4.2
BBB	Baa		BBB	3.8
BB	Ba		BB	.4
B	B		B	1.2
F1	MIG1/P1		SP1/A1	.7
Not Rated [f]	Not Rated [f]		Not Rated [f]	2.2
				100.0

†	Based on total investments.
[f]	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to
	be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2007

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,222,953,828	1,263,546,304
Interest receivable		17,574,202
Receivable for shares of Common Stock subscribed		77,756
Prepaid expenses		46,758
		1,281,245,020

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		692,015
Cash overdraft due to Custodian		879,787
Payable for floating rate notes issued		25,985,000
Payable for investment securities purchased		11,216,575
Payable for shares of Common Stock redeemed		502,890
Interest and related expenses payable		150,352
Accrued expenses		101,383
		39,528,002

Net Assets ($)		1,241,717,018

Composition of Net Assets ($):
Paid-in capital		1,200,950,668
Accumulated net realized gain (loss) on investments		173,874
Accumulated net unrealized appreciation
(depreciation) on investments		40,592,476

Net Assets ($)		1,241,717,018

Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		84,798,509
Net Asset Value, offering and redemption price per share—Note 3(d) ($)		14.64

See notes to financial statements.

22

STATEMENT OF OPERATIONS

Year Ended May 31, 2007

Investment Income ($):
Interest Income	58,820,447
Expenses:
Management fee—Note 3(a)	7,469,503
Shareholder servicing costs—Note 3(b)	1,112,649
Interest and related expenses	1,089,849
Custodian fees	87,521
Professional fees	79,223
Directors’ fees and expenses—Note 3(c)	73,040
Prospectus and shareholders’ reports	25,479
Registration fees	23,362
Loan commitment fees—Note 2	6,467
Miscellaneous	58,581
Total Expenses	10,025,674
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(60,448)
Net Expenses	9,965,226
Investment Income—Net	48,855,221

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,040,368
Net unrealized appreciation (depreciation) on investments	270,886
Net Realized and Unrealized Gain (Loss) on Investments	5,311,254
Net Increase In Net Assets Resulting from Operations	54,166,475

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,

	2007	2006

Operations ($):
Investment income—net	48,855,221	50,909,682
Net realized gain (loss) on investments	5,040,368	1,488,696
Net unrealized appreciation
(depreciation) on investments	270,886	(35,275,969)
Net Increase (Decrease) in Net Assets
Resulting from Operations	54,166,475	17,122,409

Dividends to Shareholders from ($):
Investment income—net	(48,827,558)	(50,882,166)
Net realized gain on investments	(573,472)	(3,363,409)
Total Dividends	(49,401,030)	(54,245,575)

Capital Stock Transactions ($):
Net proceeds from shares sold	82,522,334	76,626,306
Dividends reinvested	35,884,248	38,797,655
Cost of shares redeemed	(115,698,474)	(143,343,060)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	2,708,108	(27,919,099)
Total Increase (Decrease) in Net Assets	7,473,553	(65,042,265)

Net Assets ($):
Beginning of Period	1,234,243,465	1,299,285,730
End of Period	1,241,717,018	1,234,243,465

Capital Share Transactions (Shares):
Shares sold	5,586,163	5,180,021
Shares issued for dividends reinvested	2,430,609	2,627,587
Shares redeemed	(7,843,172)	(9,704,589)
Net Increase (Decrease) in Shares Outstanding	173,600	(1,896,981)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased or (decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended May 31,

	2007	2006	2005	2004	2003

Per Share Data ($):
Net asset value,
beginning of period	14.58	15.02	14.63	15.57	15.02
Investment Operations:
Investment income—net [a]	.58	.59	.61	.64	.69
Net realized and unrealized
gain (loss) on investments	.07	(.40)	.40	(.88)	.71
Total from Investment Operations	.65	.19	1.01	(.24)	1.40
Distributions:
Dividends from
investment income—net	(.58)	(.59)	(.62)	(.63)	(.69)
Dividends from net realized
gain on investments	(.01)	(.04)	—	(.07)	(.16)
Total Distributions	(.59)	(.63)	(.62)	(.70)	(.85)
Net asset value, end of period	14.64	14.58	15.02	14.63	15.57

Total Return (%)	4.47	1.32	7.11	(1.57)	9.56

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.81	.81[b]	.80[b]	.79[b]	.84[b]
Ratio of net expenses
to average net assets	.80	.74[b]	.75[b]	.79[b]	.84[b]
Ratio of net investment income
to average net assets	3.92	4.02	4.13	4.25	4.53
Portfolio Turnover Rate	30.27	46.18	40.69	24.22	29.28

Net Assets, end of period
($ x 1,000)	1,241,717	1,234,243	1,299,286	1,296,430	1,475,917

[a]	Based on average shares outstanding at each month end.
[b]	Ratio of total expenses to average net assets and ratio of net expenses to average net assets for all periods have been
	restated.This restatement has no impact on the fund’s previously reported net assets, net investment income, net asset value or total return. See Note5.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus New York Tax Exempt Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income exempt from federal, New York state and New York city personal income taxes as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. During the reporting period, the Manager was a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge. Effective June 30, 2007, the Distributor will be known as MBSC Securities Corporation.

On July 1, 2007, Mellon Financial and The Bank of New York Company, Inc. merged, forming The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus became a wholly-owned subsidiary of The Bank of New York Mellon Corporation.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the following date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

At May 31, 2007, the components of accumulated earnings on a tax basis were as follows: undistributed tax exempt income $170,614 undistributed ordinary income $1,329,779, undistributed capital gains $1,262,123 and unrealized appreciation $38,174,448.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2007 and May 31, 2006 were as follows: tax exempt income $48,827,558 and $50,882,166 and long-term capital gains $573,472 and $3,363,409, respectively.

During the period ended May 31, 2007, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $27,663 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets were not affected by this reclassification.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended May 31, 2007, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

monthly.The Agreement provides that if in any fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed

1 1 / 2 % of the value of the fund’s average net assets, the fund may deduct from the payment to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2007 there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2007, the fund was charged $663,940 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2007, the fund was charged $307,899 pursuant to the transfer agency agreement.

During the period ended May 31, 2007, the fund was charged $4,089 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $635,767, chief compliance officer fees $3,748 and transfer agency per account fees $52,500.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) A .10% redemption fee is charged and retained by the fund on certain shares redeemed within thirty days following the date of their issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2007, redemption fees charged and retained by the fund amounted to $174.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2007, amounted to $403,964,862 and $377,301,699, respectively.

The fund may purchase floating rate notes. A floating rate note is a Municipal Bond or other debt obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate.

At May 31,2007,the cost of investments for federal income tax purposes was $1,199,386,856; accordingly, accumulated net unrealized appreciation on investments was $38,174,448, consisting of $41,557,399 gross unrealized appreciation and $3,382,951 gross unrealized depreciation.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 5—Restatement

Subsequent to the issuance of the November 30, 2006 financial statements, the fund determined that the transfers of certain tax-exempt municipal bond securities by the fund to special purpose bond trusts in connection with participation in inverse floater structures do not qualify for sale treatment under Statement of Financial Accounting Standard No. 140,Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities, and should have been accounted for as a secured borrowing.

The correction of the above item resulted in the restatement of the ratio of total and net expenses of the financial highlights table as shown below:

Ratio of Total Expenses	2006	2005	2004	2003

As previously reported	.72%	.72%	.71%	.71%
As restated	.81%	.80%	.79%	.84%
Ratio of Net Expenses	2006	2005	2004	2003

As previously reported	.65%	.67%	.71%	.71%
As restated	.74%	.75%	.79%	.84%

This restatement has no impact on the fund’s previously reported net assets, net asset value per share or total return.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus New York Tax Exempt Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Bond Fund, Inc., including the statement of investments, as of May 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31,2007 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus New York Tax Exempt Bond Fund, Inc. at May 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 16, 2007

The Fund 33

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby makes the following designations regarding its fiscal year ended May 31, 2007:

—all the dividends paid from investment income-net are “exempt-interest dividends” (not subject to regular Federal income tax, and for individuals who are New York residents, New York State and New York City personal income taxes), and

—the fund hereby designates $.0068 per share as a long-term capital gain distribution paid on December 15, 2006.

As required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any) and capital gains distributions (if any) paid for the 2007 calendar year on Form 1099-DIV and their portion of the fund’s exempt-interest dividends paid for 2007 calendar year on form 1099-INT, both which will be mailed by January 31, 2008.

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on May 8, 2007, the Board considered the re-approval of the fund’s Management Agreement through November 30, 2007, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent, and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager’s representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services in each distribution channel, including those of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities, as well as the Manager’s oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements, and the Manager’s extensive administrative, accounting, and compliance infrastructure.

Comparative Analysis of the Fund’s Management Fee and Expense Ratio and Performance. The Board members reviewed reports prepared by Lipper, Inc., an independent provider of investment company data, which included information comparing the fund’s management fee and

The Fund 35

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

expense ratio with a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”) that were selected by Lipper. Included in these reports were comparisons of contractual and actual management fee rates and total operating expenses. The Manager also provided a comparison of the fund’s total returns to the fund’s Lipper category average returns for the past 10 calendar years.

The Board reviewed the results of the Expense Group and Expense Universe comparisons that were prepared based on financial statements currently available to Lipper as of February 28, 2007.The Board reviewed the range of management fees and expense ratios of the funds in the Expense Group and Expense Universe, and noted that the fund’s contractual and actual management fees were higher than the respective Expense Group and Expense Universe medians.The Board also noted that the fund’s total expense ratio was lower than the Expense Group and Expense Universe medians.The Board noted that the fund’s total expense ratio reflected a voluntary undertaking by the Manager that was previously in effect and that, without the undertaking in effect, the fund’s annual total expense ratio would still be lower than the Expense Group and Expense Universe medians.

The Board members also reviewed the reports prepared by Lipper that presented the fund’s performance for various periods ended February 28, 2007, and placed significant emphasis on comparisons of yield and total return performance among the same group of funds as the Expense Group (the “Performance Group”) and to a group of funds that was broader than the Expense Universe (the “Performance Universe”) that also was selected by Lipper.The Board noted the fund’s improved total return performance in the most recent two years and that the fund’s total return was at or higher than the medians of the Performance Group and Performance Universe for the 1-year and 2-year periods, compared with generally lower than median total returns for longer-term periods. On a yield performance basis, the Board noted that the fund’s 1-year yield performance for the past 10 calendar years was at or lower than the Performance Group median, and higher than the Performance Universe median, for each reported time period.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates reported in the same Lipper category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds and any differences, from the Manager’s perspective, in providing services to the Similar Funds as compared to the fund.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the management fees paid in light of the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds, to evaluate the appropriateness and reasonableness of the fund’s management fee.

Representatives of the Manager noted that there were no similarly managed institutional separate accounts or wrap fee accounts managed by the Manager or its affiliates with similar investment objectives, policies, and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit.The Board considered information, previously provided and discussed, prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The Board members also considered that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund. The Board members evaluated the profitability analysis in light of the relevant circumstances for the fund, including the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund sharehold-

The Fund 37

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

ers. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund and noted that there were no soft dollar arrangements in effect with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fees under the Management Agreement bear a reasonable relationship to the mix of services provided by the Manager, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less. It was noted that the profitability percentage for managing the fund was within the range determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided. The Board also noted the Manager’s absorption of certain expenses of the fund over the prior fiscal year and its effect on the profitability of the Manager.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on the discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board was satisfied with the improvement in the fund’s relative performance in the most recent 1-year and 2-year periods.
  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of the services provided, comparative perfor- mance and expense and management fee information, costs of the services provided, and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.

  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the management of the fund had been adequately considered by the Manager in con- nection with the management fee rate charged to the fund, and that, to the extent in the future it were to be determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (63)
Chairman of the Board (1995)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:
• The Muscular Dystrophy Association, Director
• Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
• The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
• Sunair Services Corporation, a provider of certain outdoor-related services to homes and businesses, Director
No. of Portfolios for which Board Member Serves: 168

———————
David W. Burke (71)
Board Member (1994)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee.
Other Board Memberships and Affiliations:
• John F. Kennedy Library Foundation, Director
No. of Portfolios for which Board Member Serves: 92

———————
William Hodding Carter III (72)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Professor of Leadership & Public Policy, University of North Carolina, Chapel Hill
(January 1, 2006-present)
• President and Chief Executive Officer of the John S. and James L. Knight Foundation
(February 1, 1998-February 1, 2006)
Other Board Memberships and Affiliations:
• The Century Foundation, Emeritus Director
• The Enterprise Corporation of the Delta, Director
No. of Portfolios for which Board Member Serves: 28

———————
Gordon J. Davis (65)
Board Member (1995)
Principal Occupation During Past 5 Years:
• Partner in the law firm of LeBoeuf, Lamb, Greene & MacRae, LLP
• President, Lincoln Center for the Performing Arts, Inc. (2001)
Other Board Memberships and Affiliations:
• Consolidated Edison, Inc., a utility company, Director
• Phoenix Companies, Inc., a life insurance company, Director
• Board Member/Trustee for several not-for-profit groups
No. of Portfolios for which Board Member Serves: 37

Joni Evans (65)
Board Member (1987)
Principal Occupation During Past 5 Years:
• Principal, Joni Evans Ltd.
• Senior Vice President of the William Morris Agency (2005)
No. of Portfolios for which Board Member Serves: 28

———————
Ehud Houminer (66)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Executive-in-Residence at the Columbia Business School, Columbia University
Other Board Memberships and Affiliations:
• Avnet Inc., an electronics distributor, Director
• International Advisory Board to the MBA Program School of Management, Ben Gurion
University, Chairman
No. of Portfolios for which Board Member Serves: 69

Richard C. Leone (67)
Board Member (2006)
Principal Occupation During Past 5 Years:
• President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

Other Board Memberships and Affiliations:
• The American Prospect, Director
• Center for American Progress, Director

No. of Portfolios for which Board Member Serves: 28

Hans C. Mautner (69)
Board Member (2006)
Principal Occupation During Past 5 Years:
• President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
• Director and Vice Chairman of Simon Property Group (1998-2003)
• Chairman and Chief Executive Officer of Simon Global Limited (1999-present)

Other Board Memberships and Affiliations:
• Capital and Regional PLC, a British co-investing real estate asset manager, Director
• Member - Board of Managers of:
Mezzacappa Long/Short Fund LLC
Mezzacappa Partners LLC

No. of Portfolios for which Board Member Serves: 28

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Robin A. Melvin (43)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances
No. of Portfolios for which Board Member Serves: 28

Burton N. Wallack (56)
Board Member (1991)
Principal Occupation During Past 5 Years:
• President and co-owner of Wallack Management Company, a real estate management company
No. of Portfolios for which Board Member Serves: 28

John E. Zuccotti (69)
Board Member (2006)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.
• Senior Counsel of Weil, Gotshal & Manges, LLP
• Chairman of the Real Estate Board of New York
Other Board Memberships and Affiliations:
• Emigrant Savings Bank, Director
• Wellpoint, Inc., Director
• Visiting Nurse Service of New York, Director
• Columbia University,Trustee
• Doris Duke Charitable Foundation,Trustee
No. of Portfolios for which Board Member Serves: 28

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

J. DAVID OFFICER, President since
December 2006.

Chief Operating Officer,Vice Chairman and Director of the Manager, and an officer of 86 investment companies (comprised of 168 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1998.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 61 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. She is 51 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. She is 44 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since October 1990.

The Fund 43

OFFICERS OF THE FUND (Unaudited) (continued)

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1985.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 87 investment companies (comprised of 184 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (87 investment companies, comprised of 184 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 50 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 83 investment companies (comprised of 180 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Distributor since October 1998.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $42,565 in 2006 and $42,565 in 2007.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2006 and $0 in 2007.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $3,136 in 2006 and $3,262 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $795 in 2006 and $875 in 2007. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2006 and $0 in 2007.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $586,749 in 2006 and $1,301,603 in 2007.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT BOND FUND, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2007

EXHIBIT INDEX

	(a)(1)	Code of ethics referred to in Item 2.

	(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

	(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)